Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER EXPENSES [Abstract]
Fuel	$ 13,901	$ 27,185	$ 24,104
Time charter	1,307	2,468	1,286
Ports payroll and related costs	5,657	5,305	4,974
Docking expenses	3,299	2,819	2,166
Maritime and regulatory fees	909	1,156	1,175
Towing expenses	1,612	2,353	2,379
Other expenses	6,879	6,367	6,344
Total	$ 33,564	$ 47,653	$ 42,428